Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Jun. 01, 2021
Significant accounting policies (Details) [Line Items]
Asset purchase description	3.
Number of operating segments	1
Share capital percentage		100.00%
Minimum royalty term	12 years
Aggregate amount	$ 4,375,000
License agreement description	The acquisition of Trasir was treated as an asset acquisition because substantially all the fair value is concentrated in a single identifiable asset, the License Agreement with WU. The acquisition of the license is settled to a large extent in exchange for a variable number of the Company’s publicly listed shares. IFRS 2 “Share-based payments” was applied. With regards to the contingent part of the purchase price as mentioned under (ii) above, a downward adjustment of CHF 269,700 to the estimated fair value was made to reflect the possibility of not meeting the condition of Positive Results. As of December 31, 2021, the total carrying amount of the license acquired amounted to CHF 3,893,681, including directly attributable transaction costs of CHF 198,246.
Short-term leases and leases of low-value assets description	The Group applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered of low value (i.e. below CHF 5,000). Lease payments on short-term leases and leases of low-value assets are recognized as expense over the lease term.
Description of equity incentive plan	Under the Auris Medical Holding Ltd. Long Term Equity Incentive Plan (the “Equity Incentive Plan” or “EIP”), 50% of granted share options granted to employees vest after a period of service of two years from the grant date and the remaining 50% vest after a period of service of three years from the grant date. Share options granted to members of the Board of Directors granted from 2016 onwards vest after a period of one year after the grant date.
Research and development expenditures percentage	43.50%
License [member]
Significant accounting policies (Details) [Line Items]
Estimated useful life	10 years